TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

11	TRADE AND OTHER PAYABLES

	2025	2024
	USD	USD
Trade payables	2,805,764	1,841,297
Other payables	358,789	778,114
Accruals	790,657	796,858
Total	3,955,210	3,416,269

Other payables and accruals consist mainly of staff salaries, audit fees and other costs of non-trade nature.